Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 805,306	$ 1,738,662
Accounts receivable	549,469	788,241
Inventories, net	725,096	615,365
Note receivable from stockholder	103,735	99,035
Prepaid expenses and other current assets	250,998	109,236
Deferred cost of revenue, current	768,599	436,483
Total current assets	3,203,203	3,787,022
Property and equipment, net	1,575,286	1,665,191
Deferred cost of revenue, non-current	803,298	693,763
Security deposits	54,390	54,390
Security issuance costs	947,760	9,460
Total assets	6,583,937	6,209,826
Current Liabilities
Notes payable, current	1,638,505	1,656,040
Convertible debt	5,062,417	3,528,313
Accounts payable	1,498,680	1,729,731
Accrued liabilities	1,430,799	997,476
Customer advances and deferred revenues, current	2,419,226	1,566,153
Liability due to early stock option exercise	5,293	10,587
Total current liabilities	12,054,920	9,488,300
Customer advances and deferred revenues, non-current	2,209,111	1,898,560
Notes payable, non-current	866,950	2,509,634
Warrant liability	377,747	563,822
Deferred rent	123,709	159,916
Total Liabilities	15,632,437	14,620,232
Commitments and contingencies (Note 16)
Convertible preferred stock issuable in series, $0.001 par value; 22,000,000, and 10,365,000 shares authorized at December 31, 2013 and 2012 respectively; 14,011,028 and 8,831,684 shares issued and outstanding at December 31, 2013 and 2012 respectively; liquidation preference of $1.75 - $2.10 per share at December 31, 2013 and 2012	27,324,208	16,675,983
Stockholders' deficit:
Common stock, $0.001 par value; 40,000,000 and 30,000,000 shares authorized at December 31, 2013 and 2012, respectively; 10,391,400 and 9,887,079, shares issued and outstanding at December 31, 2013 and 2012, respectively	10,025	9,920
Additional paid-in capital	1,648,886	1,047,936
Accumulated deficit	(38,031,619)	(26,144,245)
Total stockholders' deficit	(36,372,708)	(25,086,389)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 6,583,937	$ 6,209,826